Other Expenses, Gains and Losses 1 (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other expenses, gains and losses [Line Items]
Utilities and operating supplies		$ 144	$ 116	$ 195
Contract labor and services		70	65	152
Repairs and maintenance		64	65	85
Royalty fees		43	22	113
Advertising and promotions		42	27	129
Management fees	[1]	19	16	47
Provision for expected credit losses, net		3	52	24
Auditor's remuneration		2	2	2
Lease payments for which the recognition exemption is applied and variable lease payments not included in lease liabilities		1	3	8
Foreign exchange loss (gain)		38	(17)	(35)
Loss on disposal of property and equipment, investment properties and intangible assets	[2]	19	73	16
Impairment loss on property and equipment	[3]	0	0	65
Fair value gain on derivative financial instruments		(1)	0	0
Other support services		62	58	101
Other operating expenses		72	62	115
Other expenses, gains and losses		578	544	1,017
Management fee charged by third parties	[1]	3	3	24
Services received, net of amounts capitalized, related party transactions	[1]	16	13	$ 23
The Londoner Macao [Member] | Demolition costs [Member]
Disclosure of other expenses, gains and losses [Line Items]
Loss on disposal of property and equipment, investment properties and intangible assets	[2]	$ 11	$ 34

[1]	Total management fees for the years ended December 31, 2019, 2020 and 2021 included US$24 million, US$3 million and US$3 million charged by third parties and US$23 million, US$13 million and US$16 million charged by related parties, net of amounts capitalized, respectively. Refer to Note 25(a)(ii) for further information.
[2]	Loss on disposal of property and equipment, investment properties and intangible assets for the years ended December 31, 2020 and 2021 included demolition cost of US$34 million and US$11 million, respectively, primarily related to The Londoner Macao project.
[3]	The impairment loss for the year ended December 31, 2019 resulted from the decrease in volume of passengers in our ferry operations. For details refer to Note 3(d).